Share-based compensation - Schedule of Other Equity Instruments Outstanding (Details) - Restricted Share Units (RSU)	6 Months Ended
Jun. 30, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, beginning of period (in shares) | shares	1,585,877
Number of awards, granted (in shares) | shares	979,680
Number of awards, vested (in shares) | shares	(1,269,106)
Number of awards, forfeited (in shares) | shares	(187,552)
Number of awards, end of period (in shares) | shares	1,108,899
Weighted average grant date fair value, beginning balance (in USD per share) | $ / shares	$ 13.26
Weighted average grant date fair value, granted (in USD per share) | $ / shares	2.13
Weighted average grant date fair value, vested (in dollars per share) | $ / shares	8.73
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	9.25
Weighted average grant date fair value, ending balance (in USD per share) | $ / shares	$ 9.30